MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
522 Fifth Avenue
New York, New York 10036
December 24, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Morgan Stanley International Value Equity Fund File Nos. 333-53546; 811-10273 Rule 497 (j) filing
Dear Sir or Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 22, 2009.
     If you have any questions, please feel free to contact me at 212.296.6993 (tel) or 212.404.9620 (fax).

Very truly yours,

/s/ Debra Rubano
Debra Rubano
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.